Cover Page	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	MOGO INC.
Entity Central Index Key	0001602842
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	24,515,909
Document Fiscal Year Focus	2023
Entity Interactive Data Current	Yes
Title of 12(b) Security	Common Shares
Trading Symbol	MOGO
Security Exchange Name	NASDAQ
Entity File Number	001-38409
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	516 - 409 Granville St
Entity Address, City or Town	Vancouver
Document Financial Statement Error Correction	false
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6C 1T2
Document Registration Statement	false
Auditor Name	KPMG LLP
Auditor Firm ID	85
Auditor Location	Vancouver, British Columbia, Canada
ICFR Auditor Attestation Flag	false
Entity Shell Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Filer Category	Non-accelerated Filer
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	516 - 409 Granville St
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6C 1T2
City Area Code	604
Local Phone Number	659-4380
Contact Personnel Name	Gregory Feller
Contact Personnel Fax Number	604-733-4944